Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating lease costs	$ 15,264	$ 7,789
Income from sub-leases	(327)	(211)
Net operating lease costs	$ 14,937	$ 7,578